City Holding Company (Parent Company Only) Financial Information (Condensed Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Securities available-for-sale	$ 352,660	$ 377,122
Deferred tax asset	42,165	32,737
Fixed assets	82,548	72,728
Other assets	27,852	43,758
Total Assets	3,368,238	2,917,466
Liabilities
Other liabilities	41,189	43,735
Total Liabilities	2,980,615	2,584,192
Shareholders’ Equity	387,623	333,274	311,134	314,861
Total Liabilities and Shareholders’ Equity	3,368,238	2,917,466
Parent Company [Member]
Assets
Cash	28,423	14,349
Securities available-for-sale	4,673	4,186
Investment in subsidiaries	373,886	332,156
Deferred tax asset	2,990	3,247
Fixed assets	10	11
Other assets	519	2,180
Total Assets	410,501	356,129
Liabilities
Junior subordinated debentures	16,495	16,495
Dividends payable	5,828	5,192
Accrued interest payable	25	24
Other liabilities	530	1,144
Total Liabilities	22,878	22,855
Shareholders’ Equity	387,623	333,274
Total Liabilities and Shareholders’ Equity	$ 410,501	$ 356,129